CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

NOTE 4 – CASH AND CASH EQUIVALENTS

	December 31, 2018	December 31, 2017
	$ thousands

Cash	1,517	1,436
Cash equivalents	6,000	18

	7,517	1,454

The Group’s exposure to interest rate risk, foreign currency risk and a sensitivity analysis in respect of cash and cash equivalents is included in Note 10 (Financial Instruments).